SHARE CAPITAL (Detail Textuals)					1 Months Ended						12 Months Ended
	Jun. 05, 2018 CAD ($) $ / shares shares	Mar. 15, 2017 CAD ($) $ / shares shares	Mar. 09, 2017 CAD ($) Warrants $ / shares shares	Mar. 06, 2017 CAD ($) $ / shares shares	Oct. 17, 2018 USD ($) shares	Nov. 30, 2017 CAD ($) $ / shares shares	Nov. 27, 2017 CAD ($) $ / shares shares	Sep. 19, 2017 CAD ($) Warrants $ / shares shares	Aug. 17, 2017 CAD ($) $ / shares shares	Feb. 17, 2017 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) Warrants $ / shares shares	Dec. 31, 2017 CAD ($) Warrants $ / shares shares	Oct. 17, 2018 $ / shares	Apr. 28, 2017 $ / shares shares	Mar. 16, 2017 $ / shares shares
Number of common share issue | shares			1,000,000			4,000,000		4,963	2,885,354	510,000	567,406			100,000	75,000
Subscription price per common share | $ / shares			$ 1.30							$ 2.00		$ 2.00		$ 2.00	$ 2.00
Proceeds from issuing shares			$ 1,300,000			$ 20,000,000	$ 50,000	$ 5,459		$ 1,020,000	$ 1,239,875	$ 27,008
Value of convertible debt				$ 600,000								$ 4,062,606
Carying amount of convertible debt				768,807
Accrued interest		$ 68,161		$ 108,690					$ 132,967
Conversion price per share | $ / shares						$ 5.00
Number of common shares converted | shares		1,068,161		644,264
Number of warrant exercise | Warrants			2					4,963			1,127,159	13,504
Carrying amount of warrants			$ 545,919					$ 4,257	23,099,955			$ 1,300,000
Due on demand convertible debt		$ 1,000,000
Amount of convertible debt									3,040,919
Derivative liability at carrying value									$ 3,929,639
Number of warrants | shares									12,584,100
Warrants converted into common shares | shares								4,963	12,584,100		1,127,159	13,504
Conversion price of warrant | $ / shares								$ 1.10	$ 2		$ 1.10
Conversion price of convertible debt | $ / shares		$ 1.00		$ 1.10					$ 1.10
Number of stock options exercised | shares							25,000				798,101
Exercise price share options | $ / shares							$ 2.00				$ 2.00
Agent's Fee						$ 1,100,000
Percentage of broker warrant						5.50%
Costs for the private placement						$ 1,552,535						$ 26,188,200
Purchase of common share | shares											1,127,159
Average exercise price | $ / shares											$ 2.29
Carrying value of option											$ 1,614,565
Gross proceeds of exercise price											$ 1,830,690
Agent Warrants Exercised | shares											567,406
Proceeds from issuance of common shares											$ 1,134,812
Exercise of broker warrants | shares											567,406
Exercise purchase of broker warrants | shares											567,406
Exercise price of broker warrants | $ / shares											$ 2.00
Proceeds of exercised broker warrants											$ 1,134,812
Carrying value of warrants											$ 476,508
Exercise of broker warrants | shares											121,000
Exercise purchase of broker warrants | shares											121,000
Exercise price of broker warrants | $ / shares											$ 5.00
Proceeds of exercised broker warrants											$ 605,000
Carrying value of warrants											$ 218,207
Exercise of broker warrants | shares											31,150
Exercise purchase of broker warrants | shares											31,150
Exercise price of broker warrants | $ / shares											$ 12.00
Proceeds of exercised broker warrants											$ 373,800
Carrying value of warrants											$ 54,443	$ 11,343
Bought deal basis of units | shares	11,155,000
Bought deal basis price per unit | $ / shares	$ 9.00
Gross proceeds of bought deal basis	$ 100,395,000
Transaction cost of bought deal	6,156,239
Common share capital	84,490,826
Share warrants	$ 9,747,935
Breakthru Beverage Group (Breakthru)
Exercise price share options | $ / shares													$ 10.23
Purchase of common share | shares					902,405
Gross proceeds of exercise price					$ 9,231,603
Purchase of warrant | shares					2,000,000